GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated August 5, 2022,
to Special Features of the Group Contract Prospectus dated May 1, 2022 for Group Variable Universal Life Contracts
for Sears Holdings Corporation

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

Effective September 1, 2022, T. Rowe Price International Ltd. will be added as an investment subadviser to the T. Rowe Price Moderate Allocation Portfolio. The row for T. Rowe Price Moderate Allocation Portfolio in Appendix A is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Large-Cap Blend	T. Rowe Price Moderate Allocation Portfolio - T. Rowe Price Associates, Inc. / T. Rowe Price International Ltd.	0.85%^	10.06%	10.98%	9.85%
^ The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP206

GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated August 5, 2022,
to the AICPA Group Contract Prospectus
(For Certificates effective on or after 01/01/2009 and before 1/1/2020)
dated May 1, 2022 for Group Variable Universal Life Insurance Contracts

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

Effective September 1, 2022, T. Rowe Price International Ltd. will be added as an investment subadviser to the T. Rowe Price Moderate Allocation Portfolio. The row for T. Rowe Price Moderate Allocation Portfolio in Appendix A is hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2021
			1 year	5 year	10 year
Large-Cap Blend	T. Rowe Price Moderate Allocation Portfolio - T. Rowe Price Associates, Inc. / T. Rowe Price International Ltd.	0.85%^	10.06%	10.98%	9.85%
^ The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
AICPA2SUP112